Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Shareholders’ Equity

Note 8 – Equity Plans and Equity Based Compensation

The Company maintains three equity incentive plans under which stock options, restricted stock, and other equity incentive awards can be granted. At June 30, 2013, the Company has reserved 481,791 shares of Common Stock (as adjusted for subsequent stock dividends and subject to further customary anti-dilution adjustments) for the purpose of issuance pursuant to outstanding and future grants of options, restricted stock, and other equity awards to officers, directors and other employees of the Company.

For the three and six months ended June 30, 2013 and 2012, the Company granted no options, and accordingly, recorded no stock option expense related to option grants during the three and six months ended June 30, 2013 and 2012. The Company recorded no other stock compensation expense applicable to options during the three and six months ended June 30, 2013 and 2012 because all outstanding options were fully vested prior to 2007. In addition, there was no unrecognized option expense as all outstanding options were fully vested prior to June 30, 2013 and 2012.

During the periods presented, awards of long-term incentives were granted in the form of restricted stock. Awards that were granted to management under a management incentive plan were granted in tandem with cash credit entitlements (typically in the form of 50% restricted stock grants and 50% cash credit entitlements). The management restricted stock grants and tandem cash credit entitlements awarded in 2013 will vest in three equal installments of 33.3% with the first annual vesting on December 5th of the year of the grant and on December 5th of the next two succeeding years. The management restricted stock grants and tandem cash credit entitlements awarded in 2012 were subject to forfeiture in the event that the recipient of the grant did not continue employment with the Company through December 5th of the year of grant, at which time they generally vest 100 percent. Awards that were granted to directors as additional retainer for their services in December 2012 do not include any cash credit entitlement. These director restricted stock grants are subject to forfeiture in the event that the recipient of the grant does not continue in service as a director of the Company through December 5th of the year after grant or do not satisfy certain meeting attendance requirements, at which time they generally vest 100 percent. For measuring compensation costs, restricted stock awards are valued based upon the market value of the common shares on the date of grant. During the three months ended June 30, 2013 and 2012, the Company granted no shares of restricted stock. During the six months ended June 30, 2013 and 2012, the Company granted awards of 29,170 and 30,019 shares of restricted stock, respectively.

The following table presents expense recorded for restricted stock and cash entitlements as well as the related tax effect for the periods presented:

	Three Months Ended
	June 30,
	2013	2012
Restricted Stock Expense	$85	$141
Cash Entitlement Expense	54	133
Tax Effect	(56)	(111)
Net of Tax	$83	$163

	Six Months Ended
	June 30,
	2013	2012
Restricted Stock Expense	$170	$308
Cash Entitlement Expense	108	293
Tax Effect	(112)	(243)
Net of Tax	$166	$358

Unrecognized expense associated with the restricted stock grants and cash entitlements totaled $1,112 and $601 as of June 30, 2013 and 2012, respectively.

The Company maintains an Employee Stock Purchase Plan whereby eligible employees have the option to purchase the Company’s common stock at a discount. The purchase price of the shares under this Plan has been set at 95% of the fair market value of the Company’s common stock as of the last day of the plan year. The plan provides for the purchase of up to 500,000 shares of common stock, which the Company may obtain by purchases on the open market or from private sources, or by issuing authorized but unissued common shares. Funding for the purchase of common stock is from employee and Company contributions.

The Employee Stock Purchase Plan is not considered compensatory. There was no expense recorded for the employee stock purchase plan during the three and six months ended June 30, 2013 and 2012, nor was there any unrecognized compensation expense as of June 30, 2013 and 2012 for the Employee Stock Purchase Plan.

NOTE 8 – Shareholders’ Equity

The Company and affiliate bank are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and prompt corrective action regulations involve quantitative measures of assets, liabilities, and certain off-balance sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators about components, risk weightings, and other factors, and the regulators can lower classifications in certain cases. Failure to meet various capital requirements can initiate regulatory action that could have a direct material effect on the financial statements. Management believes as of December 31, 2012, the Company and Bank meet all capital adequacy requirements to which they are subject.

The prompt corrective action regulations provide five classifications, including well-capitalized, adequately capitalized, under-capitalized, significantly under-capitalized, and critically under-capitalized, although these terms are not used to represent overall financial condition. If only adequately capitalized, regulatory approval is required to accept brokered deposits. If under-capitalized, capital distributions are limited, as is asset growth and expansion, and plans for capital restoration are required.

At December 31, 2012, consolidated and affiliate bank actual capital and minimum required levels are presented below:

					Minimum Required
					To Be Well-
			Minimum Required		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes:		Action Regulations:
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total Capital
(to Risk Weighted Assets)
Consolidated	$194,990	13.70%	$113,859	8.00%	N/A	N/A
Bank	167,904	11.83	113,523	8.00	$141,904	10.00%

Tier 1 Capital
(to Risk Weighted Assets)
Consolidated	$158,198	11.12%	$56,930	4.00%	N/A	N/A
Bank	152,384	10.74	56,762	4.00	$85,142	6.00%

Tier 1 Capital
(to Average Assets)
Consolidated	$158,198	8.18%	$77,317	4.00%	N/A	N/A
Bank	152,384	7.91	77,025	4.00	$96,281	5.00%

At December 31, 2011, consolidated and affiliate bank actual capital and minimum required levels are presented below:

					Minimum Required
					To Be Well-
			Minimum Required		Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes:		Action Regulations:
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total Capital
(to Risk Weighted Assets)
Consolidated	$177,303	13.52%	$104,883	8.00%	N/A	N/A
Bank	158,522	12.14	104,462	8.00	$130,577	10.00%

Tier 1 Capital
(to Risk Weighted Assets)
Consolidated	$138,741	10.58%	$52,442	4.00%	N/A	N/A
Bank	143,210	10.97	52,231	4.00	$78,346	6.00%

Tier 1 Capital
(to Average Assets)
Consolidated	$138,741	7.46%	$74,436	4.00%	N/A	N/A
Bank	143,210	7.72	74,160	4.00	$92,700	5.00%

The Company and the affiliate bank at year end 2012 and 2011 were categorized as well-capitalized. There have been no conditions or events that management believes have changed the classification of the Company or affiliate bank under the prompt corrective action regulations since the last notification from regulators. Regulations require the maintenance of certain capital levels at the affiliate bank, and may limit the dividends payable by the affiliate to the holding company, or by the holding company to its shareholders. At December 31, 2012, the affiliate bank had $26,000 in retained earnings available for payment of dividends to the parent company without prior regulatory approval.

Equity Plans and Equity Based Compensation

The Company maintains three equity incentive plans under which stock options, restricted stock, and other equity incentive awards can be granted. At December 31, 2012, the Company has reserved 481,791 shares of Common Stock (as adjusted for subsequent stock dividends and subject to further customary anti-dilution adjustments) for the purpose of issuance pursuant to outstanding and future grants of options, restricted stock, and other equity awards to officers, directors and other employees of the Company.

Stock Options

Options may be designated as “incentive stock options” under the Internal Revenue Code of 1986, or as nonqualified options. While the date after which options are first exercisable is determined by the appropriate committee of the Board of Directors of the Company or, in the case of options granted to directors, by the Board of Directors, no stock option may be exercised after ten years from the date of grant (twenty years in the case of nonqualified stock options). The exercise price of stock options granted pursuant to the plans must be no less than the fair market value of the Common Stock on the date of the grant.

The plans authorize an optionee to pay the exercise price of options in cash or in common shares of the Company or in some combination of cash and common shares. An optionee may tender already-owned common shares to the Company in exercise of an option. Certain of these plans authorize an optionee to surrender the value of an unexercised option in payment of an equivalent amount of the exercise price of the option. The Company typically issues authorized but unissued common shares upon the exercise of options.

The following table presents activity for stock options under the Company’s equity incentive plan for 2012:

	Year Ended December 31, 2012
		Weighted	Weighted Average	Aggregate
	Number of	Average Price	Life of Options	Intrinsic
	Options	of Options	(in years)	Value

Outstanding at Beginning of Period	129,109	$17.06
Granted	—	—
Exercised	(48,089)	17.65
Forfeited	—	—
Expired	(1,103)	14.92
Outstanding & Exercisable at End of Period	79,917	$16.73	3.94	$399

The following table presents information related to stock options under the Company’s equity incentive plan during the years ended 2012, 2011, and 2010:

	2012	2011	2010

Intrinsic Value of Options Exercised	$203	$28	$46
Cash Received from Option Exercises	$—	$—	$—
Tax Benefit of Option Exercises	$78	$12	$19
Weighted Average Fair Value of Options Granted	$—	$—	$—

The intrinsic value for stock options is calculated based on the exercise price of the underlying awards and the market price of common stock as of the reporting date.

During 2012, 2011 and 2010, the Company granted no options, and accordingly, recorded no stock compensation expense related to option grants. The Company recorded no other stock compensation expense applicable to options during the years ended December 31, 2012, 2011 and 2010 because all outstanding options were fully vested prior to 2007. As of December 31, 2012 and 2011, there was no unrecognized option expense as all outstanding options were fully vested.

Restricted Stock

During the periods presented, awards of long-term incentives were granted in the form of restricted stock. Awards that were granted to management under a management incentive plan were granted in tandem with cash credit entitlements (typically in the form of 50% restricted stock grants and 50% cash credit entitlements). These management restricted stock grants and tandem cash credit entitlements are subject to forfeiture in the event that the recipient of the grant does not continue employment with the Company through December 5 of the year of grant, at which time they generally vest 100 percent. Awards that were granted to directors as additional retainer for their services in December 2012 do not include any cash credit entitlement. These director restricted stock grants are subject to forfeiture in the event that the recipient of the grant does not continue in service as a director of the Company through December 5 of the year after grant or do not satisfy certain meeting attendance requirements, at which time they generally vest 100 percent. For measuring compensation costs, restricted stock awards are valued based upon the market value of the common shares on the date of grant.

The following table presents expense recorded for restricted stock and cash entitlements as well as the related tax effect for the years ended 2012, 2011, and 2010:

	Year Ended	Year Ended	Year Ended
	12/31/2012	12/31/2011	12/31/2010

Restricted Stock Expense	$628	$636	$405
Cash Entitlement Expense	588	564	380
Tax Effect	(493)	(475)	(311)
Net of Tax	$723	$725	$474

Unrecognized expense associated with the restricted stock grants and cash entitlements totaled $101 as of December 31, 2012. There was no unrecognized expense associated with the restricted stock grants as of December 31, 2011.

The following table presents information on restricted stock grants outstanding for the period shown:

	Year Ended
	December 31, 2012
		Weighted
	Restricted	Average Market
	Shares	Price at Grant

Outstanding at Beginning of Period	—	$—
Granted	37,742	20.74
Issued and Vested	(30,137)	20.54
Forfeited	(2,622)	20.55
Outstanding at End of Period	4,983	22.07

Employee Stock Purchase Plan

The Company maintains an Employee Stock Purchase Plan whereby eligible employees have the option to purchase the Company’s common stock at a discount. The purchase price of the shares under this Plan has been set at 95% of the fair market value of the Company’s common stock as of the last day of the plan year. The plan provides for the purchase of up to 500,000 shares of common stock, which the Company may obtain by purchases on the open market or from private sources, or by issuing authorized but unissued common shares. Funding for the purchase of common stock is from employee and Company contributions.

The Employee Stock Purchase Plan is not considered compensatory. There was no expense recorded for the employee stock purchase plan in 2012, 2011, and 2010 nor was there any unrecognized compensation expense as of December 31, 2012 and 2011 for the Employee Stock Purchase Plan.

Stock Repurchase Plan

On April 26, 2001, the Company announced that its Board of Directors approved a stock repurchase program for up to 607,754 of the outstanding Common Shares of the Company. Shares may be purchased from time to time in the open market and in large block privately negotiated transactions. The Company is not obligated to purchase any shares under the program, and the program may be discontinued at any time before the maximum number of shares specified by the program are purchased. The Board of Directors established no expiration date for this program. As of December 31, 2012, the Company had purchased 334,965 shares under the program. No shares were purchased under the program during the years ended December 31, 2012 and 2011.